FINANCIAL RESULT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial revenue
Interest on income, fines, commission and fees	R$ 60,991	R$ 138,666	R$ 153,458
Revenue from financial investments	4,584,506	2,937,517	2,862,488
Additional moratorium on electricity	109,288	119,500	165,978
Other financial income	143,945	223,898	479,159
(-) Taxation on financial revenue	(312,379)	(267,782)	(578,163)
Total Financial revenues	4,586,351	3,151,799	3,082,920
Financial expenses
Debt charges	(6,015,871)	(6,117,463)	(6,463,585)
Charges from obligations with CDE	(2,670,067)	(2,484,198)	(2,292,321)
River Basin Revitalization Charges	(319,226)	(339,854)	(355,430)
Other financial expenses	(534,044)	(1,198,578)	(1,109,907)
Total Financial expenses	(9,539,208)	(10,140,093)	(10,221,243)
Financial results, net
Monetary adjustments - CDE	(1,524,821)	(1,604,680)	(1,384,392)
Monetary adjustments - hydrographic basins	(240,111)	(288,081)	(331,760)
Monetary adjustments	(865,216)	(778,157)	(1,795,913)
Exchange rate changes	(8,408)	(28,821)	169,904
Variation of net fair value of the protected debt (hedge) of the derivative	(3,335,117)	(1,566,482)	(613,256)
Variation of the derivative financial instrument not linked to debt protection	0	(373,605)	(908,381)
Financial results, net	(5,973,673)	(4,639,826)	(4,863,798)
Financial result	R$ (10,926,530)	R$ (11,628,120)	R$ (12,002,121)